Fresh-Start Reporting - Liabilities subject to compromise - Narratives (Details) - shares	Aug. 27, 2020	Jan. 31, 2022
Reorganization, Chapter 11 [Line Items]
Warrants purchased		705,882
Class A Common Stock | First Lien
Reorganization, Chapter 11 [Line Items]
Shares issued	3,840,000
Class B Common Stock | Second Lien
Reorganization, Chapter 11 [Line Items]
Shares issued	160,000
Reorganization, Chapter 11, Plan Effect Adjustment | Second Lien
Reorganization, Chapter 11 [Line Items]
Warrants purchased	705,882
Reorganization, Chapter 11, Plan Effect Adjustment | Class A Common Stock | First Lien
Reorganization, Chapter 11 [Line Items]
Shares issued	3,840,000
Reorganization, Chapter 11, Plan Effect Adjustment | Class B Common Stock | Second Lien
Reorganization, Chapter 11 [Line Items]
Shares issued	160,000